Subsequent events	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Jan. 31, 2014
Subsequent events [Text Block]

NOTE 9 – Subsequent events

In November 2014, the holder of the $250,000 convertible note dated November 18, 2013 sold the note to a third party who agreed to extend the maturity date to November 18, 2015 under the terms of the assignment agreement dated November 13, 2014. On November 17, 2014, the new holder of this note elected to convert $25,000 of this note into 2,280,606 shares of the Company’s common stock at a conversion price of $0.010962 per share. On December 3, 2014, the new noteholder elected to convert $25,000 of this note into 2,237,737 shares of the Company’s common stock at a conversion price of $0.011172 per share.

On November 14, 2014, the Company filed a Post-Effective Amendment to the Registration Statement on Form S-1 No. 333-192141 (the “Registration Statement”) and declared effective by the Securities and Exchange Commission on January 27, 2014, to deregister all its unsold securities thereunder. The Registration Statement filed with the Securities and Exchange Commission on January 21, 2014, registered the Registrant’s sale of 244,500,000 shares of its common stock, par value $0.00001 per share, issuable pursuant to the KVM Investment Agreement. Of the 244,500,000 shares of common stock registered, 210,285,774 have not been sold. Accordingly, pursuant to this Post-Effective Amendment, these remaining shares were deregistered.

On December 4, 2014, the Company received proceeds of $100,000 related to a $210,000 convertible promissory note dated December 3, 2014. The loan amount of $105,000 includes $5,000 retained by the lender as original issue discount. The loan bears interest at 10% per annum and is due December 3, 2016. An additional $105,000 is available under the loan, of which $5,000 would be retained by the lender as original issue discount.

NOTE 16 – Subsequent events

In March 2014 Liberty Star and Big Chunk entered into a settlement agreement with MBGS, LLC, following a resolution conference conducted in Anchorage, Alaska whereby all claims recorded by MBGS, LLC will be released. As a result of the claims release by MBGS, LLC, in May 2014 the company completed its loan settlement agreement with Northern Dynasty (See Note 8) and discharged the principal balance and accrued interest for the 2010 Convertible Note and terminated Northern Dynasty’s earn-in-rights.

In May 2014, we sold 1,203,704 shares to one investor for gross proceeds of $13,000.

Between February 2014 and May 2014, $186,480 of the August 2013 Note were converted into 17,937,915 shares of the Company’s common stock.

Between February 2014 and April 2014, pursuant to the investment agreement with KVM, KVM purchased 15,593,934 shares for proceeds of $220,250.

In March 2014, the company issued 1,000,000 units of common stock to a designee of MBGS, LLC, pursuant to the settlement agreement. Each unit consists of one share of the Company’s common stock and a warrant to purchase one-half share of the Company’s common stock. The value of the shares issued is $20,000. The 500,000 warrants have an exercise price of $0.028 and have a two year term.